FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 20,649
Net realized and unrealized losses recognized in earnings	434
Plan contributions	1
Plan distributions	(549)
Balance at end of period	20,535
Realized gains	(200)
Unrealized gains	$ 600